Change in Allowances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowances for doubtful accounts
Balance, beginning of year	$ 1,167	$ 1,275	$ 1,634
Reversals charged to expense, net	(392)	(108)	(359)
Write-offs	0	0	0
Balance, end of year	775	1,167	1,275
Allowances for sales returns and discounts
Balance, beginning of year	1,427	1,059	1,919
Additions charged to expense, net	1,753	1,600	1,320
Actual sales return and discount	(1,625)	(1,232)	(2,180)
Balance, end of year	$ 1,555	$ 1,427	$ 1,059